Note 9 - Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Depreciation	$ 45,422	$ 37,463	$ 207,837	$ 19,470